Financial Instruments - Summary of Credit Receivable (Details) - USD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Trade receivables	$ 2,144	$ 2,016
Unbilled revenues	$ 777	$ 654